COMMITMENTS AND CONTINGENCIES - Additional Information (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2019 vessel	Dec. 31, 2016 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under finance lease | vessel		7	8	8
Number of vessels under operating lease from third parties | vessel		4
Charter term, total			10 years
Performance Guarantee [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum liability under this guarantee		$ 4,000,000.0
Amount payable under guarantee		0
Performance Guarantee [Member] | Frontline And Trafigura
Unrecorded Unconditional Purchase Obligation [Line Items]
Guarantee issued with respect to performance of subsidiary		$ 20,000,000
Ship Finance International Ltd [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels under operating lease from third parties | vessel		7
Purchase option net of sellers credit		$ 112,000,000
Daily time charter rate		19,135
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option net of sellers credit	$ 112,000,000	$ 112,000,000	$ 112,000,000		$ 112,000,000
Charter contract term	10 years		10 years
Charter term extension	3 years		3 years
Daily time charter rate			$ 14,900